FINANCIAL INSTRUMENTS - Capital management risk (Details) - Capital management risk	12 Months Ended
Dec. 31, 2017
Minimum
Disclosure of objectives, policies and processes for managing capital [line items]
WACC (as a percent)	10.00%
Net Financial Expenses Coverage Ratio	5.5
Maximum
Disclosure of objectives, policies and processes for managing capital [line items]
WACC (as a percent)	13.00%
Net debt/EBITDA	2.5
Debt/Equity Ratio (as a percent)	60.00%